Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (3,527)	$ (1,244)	$ (1,091)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,110)	$ (580)
ECL with adjusted probabilities of scenario weights in percent of baseline	135.00%	146.00%
Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (818)	$ (396)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,234)	(1,193)
Stage 1 and 2 positions
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,110)
Stage 1 and 2 positions | Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (818)	$ (396)